Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income tax expense is comprised of:
Current income tax	$ 4,789,085	$ 3,132,831
Deferred income tax (benefit)/ expense	(662,741)	(274,924)
Total provision for income taxes	$ 4,121,338	$ 2,857,907